UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21420

Metropolitan Series Fund II

(Exact name of registrant as specified in charter)

501 Boylston Street

Boston, Massachusetts 02116

(Address of Principal Executive Office)

JAMES L. LIPSCOMB, ESQ.

Executive Vice President & General Counsel

MetLife Group, Inc.

One MetLife Plaza

27-01 Queens Plaza North

Long Island City, New York 11101

(Name and address of agent for service)

Copy to:

THOMAS M. LENZ, ESQ.

MetLife Advisers, LLC

501 Boylston Street

Boston, Massachusetts 02116

Registrant’s telephone number, including area code: 617-578-3104

Date of fiscal year end: December 31

Date of reporting period: July 1, 2004 to December 31, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.	Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”):

Letter From the President

February 2005

To Our Policyholders/Contract Owners:

We are pleased to provide you with the December 31, 2004 Annual Report for the Metropolitan Series Fund II. The report is designed to help you make informed decisions on how to allocate your money within your Qualified Plan.

Like world events and the economy, the capital markets are subject to volatility and the possibility of rapid change. We encourage you to work with your registered representative to develop an investment program to meet your long-term retirement, investment, and insurance needs.

We look forward to serving your future investment needs.

Sincerely,

Hugh McHaffie

President, Metropolitan Series Fund II

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Managed by Metropolitan Life Insurance Company

Portfolio Manager Commentary*

PORTFOLIO PERFORMANCE

For the period ended December 31, 2004, the MetLife Stock Index Portfolio II returned 9.9%, compared to its benchmark, the Standard & Poor’s 500 Index1, which returned 11.2%.

This was the second consecutive year in which the S&P 500 had a positive return. While the market was range-bound during the first months of the year, it rallied during the second half following a definitive presidential election outcome. Some of the factors that drove the equity markets during the period included geopolitical concerns, energy prices, Federal Reserve interest rate policy, corporate earnings, employment data, and the weakening U.S. dollar.

PORTFOLIO REVIEW

All ten sectors comprising the S&P 500 Index experienced positive returns for the year. Financials (20.7% weight in the benchmark) returned 10.9%, having the largest positive impact on the benchmark return this year. Energy (5.8% weight) was the best-performing sector, up 31.7%. The second-best performing sector was Utilities (2.8% weight), up 24.3%. Other strong performing sectors were Telecomm Services, up 19.9%, Industrials, up 18.0% and Consumer Discretionary, up 13.2%. The three largest names to impact performance were: Exxon Mobil, up 28.0%; Johnson & Johnson, up 25.2%; and General Electric, up 20.7%. The three best performing stocks for the year were: Autodesk, up 209.6%; Apple Computer, up 201.4%; and TXU Corp, up 177.7%.

There were twenty additions and twenty deletions to the benchmark in 2004. The weighted benchmark turnover was approximately 3.1% for the year. This figure represents a significant decrease over the benchmark’s average turnover of 5.2% over the last ten years.

* The views expressed above are those of the subinvestment advisor firm as of December 31, 2004 and are subject to change based on market and other conditions. Information about the Portfolio’s holdings, asset allocation, industry allocation or country diversification is historical and is not indication of future Portfolio composition, which will vary.

1 The Standard & Poor’s (S&P) 500® Composite Stock Price Index is an unmanaged index representing the performance of 500 major companies, most of which are listed on the New York Stock Exchange. The S&P 500 performance has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in the Index is not possible.

MSF II-2

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

A $10,000 INVESTMENT COMPARED TO THE S&P 500 INDEX

Average Annual Returns as of December 31, 2004

	MetLife Stock Index Portfolio II	S&P 500 Index
Since Inception	9.9%	11.2%

Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administrative charges of variable annuity of life insurance contacts. If these charges were included, the returns would be lower.

Inception date of the Portfolio shares is 1/2/04. Index since inception returns are based on the Portfolio’s inception date.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION

as of December 31, 2004

Top Holdings

% of Total Net Assets
General Electric Co.	3.4%
Exxon Mobil Corp.	2.9%
Microsoft Corp.	2.5%
Citigroup, Inc.	2.2%
Wal-Mart Stores, Inc.	2.0%
Pfizer, Inc.	1.8%
Bank of America Corp.	1.7%
Johnson & Johnson	1.6%
American International Group, Inc.	1.5%
International Business Machines Corp.	1.4%

Top Sectors

% of Total Market Value
Financials	20.6%
Information Technology	16.0%
Health Care	12.7%
Consumer Discretionary	11.9%
Industrials	11.8%
Consumer Staples	10.5%
Energy	7.2%
Telecommunication Services	3.3%
Materials	3.1%
Utilities	2.9%

MSF II-3

Metropolitan Series Fund, Inc.

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2004 through December 31, 2004.

Actual Expenses

The first line for the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the relevant Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

Portfolio		Annualized Expense Ratio	Beginning Account Value July 1, 2004	Ending Account Value December 31, 2004	Expenses Paid During Period* July 1, 2004 to December 31, 2004
MetLife Stock Index II1	Actual	0.56%	$1,000.00	$1,068.10	$2.91
	Hypothetical	0.56%	$1,000.00	$1,022.29	$2.85

* Expenses paid are equal to the annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 366 (to reflect the one-half year period).

1 The annualized expense ratio shown reflects an expense agreement between MetLife Advisers, LLC and the Portfolio as described under Expense Agreement in Note 3 to the Notes to Financial Statements.

MSF II-4

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Schedule of Investments as of December 31, 2004

Common Stocks—99.7% of Total Net Assets

Shares		Value (Note 1)

	Aerospace & Defense—2.0%
1,084	General Dynamics Corp.	$113,386
643	Goodrich Corp.	20,988
4,648	Honeywell International, Inc.	164,586
623	L-3 Communications Holdings, Inc.	45,629
2,392	Lockheed Martin Corp.	132,876
1,990	Northrop Grumman Corp.	108,176
2,445	Raytheon Co.	94,939
952	Rockwell Collins, Inc.	37,547
4,537	The Boeing Co.	234,880
2,762	United Technologies Corp.	285,453

		1,238,460

	Air Freight & Logistics—1.1%
1,624	FedEx Corp.	159,948
349	Ryder System, Inc.	16,671
6,056	United Parcel Service, Inc. (Class B)	517,546

		694,165

	Airlines—0.1%
680	Delta Air Lines, Inc. (b)	5,087
4,212	Southwest Airlines Co.	68,571

		73,658

	Auto Components—0.2%
405	Cooper Tire & Rubber Co.	8,728
809	Dana Corp.	14,020
3,011	Delphi Corp.	27,159
1,031	Johnson Controls, Inc.	65,407
932	The Goodyear Tire & Rubber Co. (b)	13,663
676	Visteon Corp.	6,604

		135,581

	Automobiles—0.6%
9,886	Ford Motor Co.	144,731
3,052	General Motors Corp.	122,263
1,588	Harley-Davidson, Inc.	96,471

		363,465

	Beverages—2.2%
203	Adolph Coors Co. (Class B)	15,361
4,269	Anheuser-Busch Cos., Inc.	216,566
658	Brown-Forman Corp. (Class B)	32,032
2,529	Coca-Cola Enterprises, Inc.	52,730
9,102	PepsiCo, Inc.	475,124
13,073	The Coca-Cola Co.	544,229
1,351	The Pepsi Bottling Group, Inc.	36,531

		1,372,573

	Biotechnology—1.3%
6,865	Amgen, Inc. (b)	440,390
1,059	Applera Corp.—Applied Biosystems Group	22,144
1,803	Biogen Idec, Inc. (b)	120,098
1,009	Chiron Corp. (b)	33,630
1,340	Genzyme Corp. (b)	77,814
2,341	Gilead Sciences, Inc. (b)	81,911
1,340	MedImmune, Inc. (b)	36,327

		812,314

Shares		Value (Note 1)

	Building Products—0.2%
1,159	American Standard Cos., Inc. (b)	$47,890
2,421	Masco Corp.	88,439

		136,329

	Capital Markets—2.8%
2,004	E*TRADE Financial Corp. (b)	29,960
578	Federated Investors, Inc. (Class B)	17,571
1,348	Franklin Resources, Inc.	93,888
1,276	Janus Capital Group, Inc.	21,450
1,456	Lehman Brothers Holdings, Inc.	127,371
2,289	Mellon Financial Corp.	71,211
5,033	Merrill Lynch & Co., Inc.	300,822
5,915	Morgan Stanley	328,401
1,185	Northern Trust Corp.	57,567
1,802	State Street Corp.	88,514
695	T. Rowe Price Group, Inc.	43,229
4,198	The Bank of New York Co., Inc.	140,297
559	The Bear Stearns Cos., Inc.	57,191
7,278	The Charles Schwab Corp.	87,045
2,617	The Goldman Sachs Group, Inc.	272,273

		1,736,790

	Chemicals—1.6%
1,227	Air Products & Chemicals, Inc.	71,129
5,367	E. I. du Pont de Nemours & Co.	263,251
422	Eastman Chemical Co.	24,362
1,395	Ecolab, Inc.	49,006
661	Engelhard Corp.	20,273
275	Great Lakes Chemical Corp.	7,835
588	Hercules, Inc. (b)	8,732
511	International Flavours & Fragrances, Inc.	21,891
1,429	Monsanto Co.	79,381
931	PPG Industries, Inc.	63,457
1,755	Praxair, Inc.	77,483
1,216	Rohm & Haas Co.	53,784
375	Sigma-Aldrich Corp.	22,673
5,097	The Dow Chemical Co.	252,352

		1,015,609

	Commercial Banks—5.9%
1,917	AmSouth Bancorp	49,650
21,825	Bank of America Corp.	1,025,557
2,985	BB&T Corp.	125,519
922	Comerica, Inc.	56,260
663	Compass Bancshares, Inc.	32,268
3,033	Fifth Third Bancorp	143,400
669	First Horizon National Corp.	28,841
1,244	Huntington Bancshares, Inc.	30,826
2,196	KeyCorp	74,444
628	M&T Bank Corp.	67,724
1,208	Marshall & Ilsley Corp.	53,394
3,661	National City Corp.	137,471
2,544	North Fork Bancorp., Inc.	73,394
1,530	PNC Financial Services Group, Inc.	87,883
2,512	Regions Financial Corp.	89,402
2,004	SunTrust Banks, Inc.	148,056

See accompanying notes to schedule of investments and financial statements.

MSF II-5

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Schedule of Investments as of December 31, 2004

Common Stocks—(Continued)

Shares		Value (Note 1)

	Commercial Banks—(Continued)
1,676	Synovus Financial Corp.	$47,900
10,089	U.S. Bancorp	315,988
8,665	Wachovia Corp.	455,779
9,142	Wells Fargo & Co.	568,175
485	Zions Bancorp	32,995

		3,644,926

	Commercial Services & Supplies—1.0%
1,696	Allied Waste Industries, Inc. (b)	15,739
1,001	Apollo Group, Inc. (Class A) (b)	80,791
599	Avery Dennison Corp.	35,922
5,689	Cendant Corp.	133,009
928	Cintas Corp.	40,702
729	Equifax, Inc.	20,485
894	H&R Block, Inc.	43,806
642	Monster Worldwide, Inc. (b)	21,597
1,246	Pitney Bowes, Inc.	57,665
1,187	R.R. Donnelley & Sons Co.	41,889
933	Robert Half International, Inc.	27,458
3,091	Waste Management, Inc.	92,544

		611,607

	Communications Equipment—2.7%
4,287	ADC Telecommunications, Inc. (b)	11,489
851	Andrew Corp. (b)	11,599
2,473	Avaya, Inc. (b)	42,536
3,084	CIENA Corp. (b)	10,301
35,579	Cisco Systems, Inc. (b)	686,675
1,071	Comverse Technology, Inc. (b)	26,186
7,576	Corning, Inc. (b)	89,169
7,722	JDS Uniphase Corp. (b)	24,479
23,886	Lucent Technologies, Inc. (b)	89,811
13,154	Motorola, Inc.	226,249
8,857	QUALCOMM, Inc.	375,537
830	Scientific-Atlanta, Inc.	27,398
2,466	Tellabs, Inc. (b)	21,183

		1,642,612

	Computers & Peripherals—3.9%
2,173	Apple Computer, Inc. (b)	139,941
13,424	Dell, Inc. (b)	565,687
12,947	EMC Corp. (b)	192,522
2,019	Gateway, Inc. (b)	12,134
16,317	Hewlett-Packard Co.	342,168
8,995	International Business Machines Corp.	886,727
698	Lexmark International, Inc. (Class A) (b)	59,330
504	NCR Corp. (b)	34,892
1,938	Network Appliance, Inc. (b)	64,380
500	QLogic Corp. (b)	18,365
18,171	Sun Microsystems, Inc. (b)	97,760

		2,413,906

	Construction & Engineering—0.0%
452	Fluor Corp.	24,638

Shares		Value (Note 1)

	Construction Materials—0.0%
554	Vulcan Materials Co.	$30,254

	Consumer Finance—1.4%
6,782	American Express Co.	382,301
1,313	Capital One Financial Corp.	110,568
6,904	MBNA Corp.	194,624
1,569	Providian Financial Corp. (b)	25,841
2,323	SLM Corp.	124,025

		837,359

	Containers & Packaging—0.2%
609	Ball Corp.	26,784
579	Bemis Co., Inc.	16,843
802	Pactiv Corp. (b)	20,283
450	Sealed Air Corp. (b)	23,971
302	Temple-Inland, Inc.	20,657

		108,538

	Distributors—0.1%
942	Genuine Parts Co.	41,504

	Diversified Financial Services—3.7%
1,136	CIT Group, Inc.	52,052
28,042	Citigroup, Inc.	1,351,064
19,249	JPMorgan Chase & Co.	750,903
799	Moody’s Corp.	69,393
1,659	Principal Financial Group, Inc.	67,919

		2,291,331

	Diversified Telecommunication Services—2.9%
1,642	ALLTEL Corp.	96,484
4,292	AT&T Corp.	81,805
9,898	BellSouth Corp.	275,065
724	CenturyTel, Inc.	25,680
1,796	Citizens Communications Co.	24,767
9,775	Qwest Communications International, Inc. (b)	43,401
17,914	SBC Communications, Inc.	461,644
7,948	Sprint Corp.	197,508
14,962	Verizon Communications, Inc.	606,111

		1,812,465

	Electric Utilities—2.0%
743	Allegheny Energy, Inc. (b)	14,645
1,053	Ameren Corp.	52,797
2,136	American Electric Power Co., Inc.	73,350
1,643	CenterPoint Energy, Inc.	18,566
979	Cinergy Corp.	40,756
1,308	Consolidated Edison, Inc.	57,225
941	DTE Energy Co.	40,585
1,757	Edison International	56,277
1,208	Entergy Corp.	81,649
3,583	Exelon Corp.	157,903
1,780	FirstEnergy Corp.	70,328
1,004	FPL Group, Inc.	75,049

See accompanying notes to schedule of investments and financial statements.

MSF II-6

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Schedule of Investments as of December 31, 2004

Common Stocks—(Continued)

Shares		Value (Note 1)

	Electric Utilities—(Continued)
2,180	PG&E Corp. (b)	$72,550
495	Pinnacle West Capital Corp.	21,983
1,024	PPL Corp.	54,559
1,337	Progress Energy, Inc.	60,486
1,077	TECO Energy, Inc.	16,521
4,000	The Southern Co.	134,080
1,298	TXU Corp.	83,799
2,152	Xcel Energy, Inc.	39,166

		1,222,274

	Electrical Equipment—0.4%
1,033	American Power Conversion Corp.	22,106
496	Cooper Industries, Ltd. (Class A)	33,673
2,268	Emerson Electric Co.	158,987
427	Power-One, Inc. (b)	3,809
999	Rockwell Automation, Inc.	49,501

		268,076

	Electronic Equipment & Instruments—0.3%
2,620	Agilent Technologies, Inc. (b)	63,142
1,089	Jabil Circuit, Inc. (b)	27,857
1,018	Molex, Inc.	30,540
2,794	Sanmina-SCI Corp. (b)	23,665
5,211	Solectron Corp. (b)	27,775
1,297	Symbol Technologies, Inc.	22,438
486	Tektronix, Inc.	14,682

		210,099

	Energy Equipment & Services—1.0%
1,815	Baker Hughes, Inc.	77,446
875	BJ Services Co.	40,722
2,386	Halliburton Co.	93,627
811	Nabors Industries, Ltd. (b)	41,596
732	Noble Corp. (b)	36,410
578	Rowan Cos., Inc. (b)	14,970
3,181	Schlumberger, Ltd.	212,968
1,739	Transocean, Inc. (b)	73,716

		591,455

	Food & Staples Retailing—3.2%
1,982	Albertson’s, Inc.	47,330
2,535	Costco Wholesale Corp.	122,719
2,164	CVS Corp.	97,532
2,407	Safeway, Inc. (b)	47,514
725	Supervalu, Inc.	25,027
3,457	Sysco Corp.	131,954
3,990	The Kroger Co. (b)	69,985
22,883	Wal-Mart Stores, Inc.	1,208,680
5,522	Walgreen Co.	211,879

		1,962,620

	Food Products—1.3%
3,539	Archer-Daniels-Midland Co.	78,955
2,224	Campbell Soup Co.	66,475

Shares		Value (Note 1)

	Food Products—(Continued)
2,779	ConAgra Foods, Inc.	$81,842
1,969	General Mills, Inc.	97,879
1,887	H.J. Heinz Co.	73,574
1,330	Hershey Foods Corp.	73,868
2,231	Kellogg Co.	99,636
736	McCormick & Co., Inc.	28,410
4,240	Sara Lee Corp.	102,354
1,213	Wm. Wrigley Jr., Co.	83,927

		786,920

	Gas Utilities—0.1%
868	KeySpan Corp.	34,243
239	Nicor, Inc.	8,829
1,461	NiSource, Inc.	33,281
204	Peoples Energy Corp.	8,966

		85,319

	Health Care Equipment & Supplies—2.2%
288	Bausch & Lomb, Inc.	18,564
3,331	Baxter International, Inc.	115,053
1,369	Becton, Dickinson & Co.	77,759
1,368	Biomet, Inc.	59,358
4,564	Boston Scientific Corp. (b)	162,250
568	C.R. Bard, Inc.	36,341
634	Fisher Scientific International, Inc. (b)	39,549
1,722	Guidant Corp.	124,156
845	Hospira, Inc. (b)	28,308
6,531	Medtronic, Inc.	324,395
269	Millipore Corp. (b)	13,399
694	PerkinElmer, Inc.	15,608
1,932	St. Jude Medical, Inc. (b)	81,009
2,174	Stryker Corp.	104,895
864	Thermo Electron Corp. (b)	26,084
653	Waters Corp. (b)	30,554
1,328	Zimmer Holdings, Inc. (b)	106,399

		1,363,681

	Health Care Providers & Services—2.2%
798	Aetna, Inc.	99,551
568	AmerisourceBergen Corp.	33,330
2,337	Cardinal Health, Inc.	135,897
2,456	Caremark Rx, Inc. (b)	96,840
726	CIGNA Corp.	59,220
411	Express Scripts, Inc. (Class A) (b)	31,417
2,277	HCA, Inc.	90,989
1,307	Health Management Associates, Inc. (Class A)	29,695
863	Humana, Inc. (b)	25,622
1,253	IMS Health, Inc.	29,082
748	Laboratory Corp. of America Holdings (b)	37,265
466	Manor Care, Inc.	16,510
1,591	McKesson Corp.	50,053
1,475	Medco Health Solutions, Inc. (b)	61,360
547	Quest Diagnostics, Inc.	52,266
2,502	Tenet Healthcare Corp. (b)	27,472

See accompanying notes to schedule of investments and financial statements.

MSF II-7

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Schedule of Investments as of December 31, 2004

Common Stocks—(Continued)

Shares		Value (Note 1)

	Health Care Providers & Services—(Continued)
3,532	UnitedHealth Group, Inc.	$310,922
1,595	WellPoint, Inc. (b)	183,425

		1,370,916

	Hotels, Restaurants & Leisure—1.6%
3,422	Carnival Corp.	197,210
846	Darden Restaurants, Inc.	23,468
607	Harrah’s Entertainment, Inc.	40,602
2,086	Hilton Hotels Corp.	47,436
1,860	International Game Technology	63,947
1,208	Marriott International, Inc. (Class A)	76,080
6,793	McDonald’s Corp.	217,783
2,161	Starbucks Corp. (b)	134,760
1,120	Starwood Hotels & Resorts Worldwide, Inc. (Class B)	65,408
615	Wendy’s International, Inc.	24,145
1,583	Yum! Brands, Inc.	74,686

		965,525

	Household Durables—0.6%
675	Centex Corp.	40,216
781	Fortune Brands, Inc.	60,278
251	KB HOME	26,204
1,030	Leggett & Platt, Inc.	29,283
427	Maytag Corp.	9,010
1,478	Newell Rubbermaid, Inc.	35,753
692	Pulte Homes, Inc.	44,150
313	Snap-On, Inc.	10,755
438	The Black & Decker Corp.	38,688
444	The Stanley Works	21,751
360	Whirlpool Corp.	24,916

		341,004

	Household Products—1.8%
2,866	Colgate-Palmolive Co.	146,625
2,636	Kimberly-Clark Corp.	173,475
822	The Clorox Co.	48,440
13,707	The Procter & Gamble Co.	754,982

		1,123,522

	IT Services—1.1%
694	Affiliated Computer Services, Inc. (Class A) (b)	41,772
3,148	Automatic Data Processing, Inc.	139,614
1,023	Computer Sciences Corp. (b)	57,666
754	Convergys Corp. (b)	11,302
2,776	Electronic Data Systems Corp.	64,126
4,484	First Data Corp.	190,749
1,058	Fiserv, Inc. (b)	42,521
2,041	Paychex, Inc.	69,557
731	Sabre Holdings Corp. (Class A)	16,199
1,563	SunGard Data Systems, Inc. (b)	44,280
1,814	Unisys Corp. (b)	18,467

		696,253

Shares		Value (Note 1)

	Industrial Conglomerates—4.6%
4,207	3M Co.	$345,268
57,125	General Electric Co.	2,085,063
743	Textron, Inc.	54,833
10,869	Tyco International, Ltd.	388,458

		2,873,622

	Insurance—4.2%
1,539	ACE, Ltd.	65,792
2,734	AFLAC, Inc.	108,923
588	Ambac Financial Group, Inc.	48,292
14,074	American International Group, Inc.	924,240
1,711	Aon Corp.	40,824
906	Cincinnati Financial Corp.	40,100
1,589	Hartford Financial Services Group, Inc.	110,134
740	Jefferson-Pilot Corp.	38,450
944	Lincoln National Corp.	44,066
1,005	Loews Corp.	70,651
2,847	Marsh & McLennan Cos., Inc.	93,666
761	MBIA, Inc.	48,156
4,022	MetLife, Inc.	162,931
2,772	Prudential Financial, Inc.	152,349
687	Safeco Corp.	35,889
3,708	The Allstate Corp.	191,778
1,035	The Chubb Corp.	79,591
1,082	The Progressive Corp.	91,797
3,617	The St. Paul Travelers Cos., Inc.	134,082
584	Torchmark, Inc.	33,370
1,591	UnumProvident Corp.	28,543
750	XL Capital, Ltd. (Class A)	58,238

		2,601,862

	Internet & Catalog Retail—0.7%
3,583	eBay, Inc. (b)	416,631

	Internet Software & Services—0.5%
7,429	Yahoo!, Inc. (b)	279,925

	Investment Company—1.1%
5,600	SPDR Trust Series 1	676,872

	Leisure Equipment & Products—0.2%
518	Brunswick Corp.	25,641
1,545	Eastman Kodak Co.	49,826
958	Hasbro, Inc.	18,566
2,244	Mattel, Inc.	43,736

		137,769

	Machinery—1.5%
1,844	Caterpillar, Inc.	179,808
246	Cummins, Inc.	20,612
1,671	Danaher Corp.	95,932
1,341	Deere & Co.	99,770
1,102	Dover Corp.	46,218
821	Eaton Corp.	59,408

See accompanying notes to schedule of investments and financial statements.

MSF II-8

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Schedule of Investments as of December 31, 2004

Common Stocks—(Continued)

Shares		Value (Note 1)

	Machinery—(Continued)
1,598	Illinois Tool Works, Inc.	$148,103
931	Ingersoll-Rand Co., Ltd. (Class A)	74,759
500	ITT Industries, Inc.	42,225
378	Navistar International Corp. (b)	16,624
941	PACCAR, Inc.	75,732
669	Pall Corp.	19,368
647	Parker Hannifin Corp.	49,004

		927,563

	Media—3.9%
3,099	Clear Channel Communications, Inc.	103,786
11,995	Comcast Corp. (Class A) (b)	399,194
444	Dow Jones & Co., Inc.	19,119
1,380	Gannett Co., Inc.	112,746
416	Knight-Ridder, Inc.	27,847
272	Meredith Corp.	14,742
784	New York Times Co. (Class A)	31,987
14,117	News Corp. (Class A)	263,423
1,007	Omnicom Group, Inc.	84,910
2,268	The Interpublic Group of Cos., Inc. (b)	30,391
1,026	The McGraw-Hill Cos., Inc.	93,920
11,041	The Walt Disney Co.	306,940
24,749	Time Warner, Inc. (b)	481,121
1,717	Tribune Co.	72,354
1,748	Univision Communications, Inc. (Class A) (b)	51,164
9,213	Viacom, Inc. (Class B)	335,261

		2,428,905

	Metals & Mining—0.7%
4,704	Alcoa, Inc.	147,800
516	Allegheny Technologies, Inc.	11,182
966	Freeport-McMoRan Copper & Gold, Inc. (Class B)	36,930
2,397	Newmont Mining Corp.	106,451
859	Nucor Corp.	44,960
516	Phelps Dodge Corp.	51,043
614	United States Steel Corp.	31,467

		429,833

	Multi-Utilities—0.8%
2,887	Calpine Corp. (b)	11,375
1,028	CMS Energy Corp. (b)	10,743
951	Constellation Energy Group, Inc.	41,568
1,790	Dominion Resources, Inc.	121,254
5,169	Duke Energy Co.	130,931
1,998	Dynegy, Inc. (Class A) (b)	9,231
1,286	Public Service Enterprise Group, Inc.	66,576
1,263	Sempra Energy	46,327
3,503	The AES Corp. (b)	47,886

		485,891

	Multiline Retail—1.1%
603	Big Lots, Inc. (b)	7,314
442	Dillard’s, Inc. (Class A)	11,877
1,766	Dollar General Corp.	36,680

Shares		Value (Note 1)

	Multiline Retail—(Continued)
903	Family Dollar Stores, Inc.	$28,201
914	Federated Department Stores, Inc.	52,820
1,543	J.C. Penney Co., Inc.	63,880
1,852	Kohl’s Corp. (b)	91,063
755	Nordstrom, Inc.	35,281
1,118	Sears Roebuck & Co.	57,051
4,839	Target Corp.	251,289
1,579	The May Department Stores Co.	46,423

		681,879

	Office Electronics—0.1%
5,146	Xerox Corp. (b)	87,533

	Oil & Gas—6.1%
497	Amerada Hess Corp.	40,943
1,337	Anadarko Petroleum Corp.	86,651
1,767	Apache Corp.	89,357
385	Ashland, Inc.	22,476
2,116	Burlington Resources, Inc.	92,046
11,448	ChevronTexaco Corp.	601,135
3,730	ConocoPhillips	323,876
2,627	Devon Energy Corp.	102,243
3,473	El Paso Corp.	36,119
643	EOG Resources, Inc.	45,885
34,859	Exxon Mobil Corp.	1,786,872
823	Kerr-McGee Corp.	47,561
670	Kinder Morgan, Inc.	48,997
1,875	Marathon Oil Corp.	70,519
2,133	Occidental Petroleum Corp.	124,482
395	Sunoco, Inc.	32,276
2,994	The Williams Cos., Inc.	48,772
1,422	Unocal Corp.	61,487
1,386	Valero Energy Corp.	62,924
1,406	XTO Energy, Inc.	49,744

		3,774,365

	Paper & Forest Products—0.5%
1,392	Georgia-Pacific Corp.	52,172
2,628	International Paper Co.	110,376
592	Louisiana-Pacific Corp.	15,830
1,093	MeadWestvaco Corp.	37,042
1,298	Weyerhaeuser Co.	87,252

		302,672

	Personal Products—0.6%
492	Alberto-Culver Co. (Class B)	23,896
2,555	Avon Products, Inc.	98,879
5,365	The Gillette Co.	240,245

		363,020

	Pharmaceuticals—6.8%
8,415	Abbott Laboratories	392,560
710	Allergan, Inc.	57,560
10,513	Bristol-Myers Squibb Co.	269,343

See accompanying notes to schedule of investments and financial statements.

MSF II-9

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Schedule of Investments as of December 31, 2004

Common Stocks—(Continued)

Shares		Value (Note 1)

	Pharmaceuticals—(Continued)
6,115	Eli Lilly & Co.	$347,026
1,991	Forest Laboratories, Inc. (b)	89,316
16,036	Johnson & Johnson	1,017,003
1,288	King Pharmaceuticals, Inc. (b)	15,971
11,982	Merck & Co., Inc.	385,102
1,442	Mylan Laboratories, Inc.	25,495
40,693	Pfizer, Inc.	1,094,235
7,958	Schering-Plough Corp.	166,163
593	Watson Pharmaceuticals, Inc. (b)	19,456
7,209	Wyeth	307,031

		4,186,261

	Real Estate—0.5%
513	Apartment Investment & Management Co. (REIT) (Class A)	19,771
1,057	Archstone-Smith Trust (REIT)	40,483
2,174	Equity Office Properties Trust (REIT)	63,307
1,529	Equity Residential (REIT)	55,319
993	Plum Creek Timber Co., Inc. (REIT)	38,171
994	ProLogis (REIT)	43,070
1,198	Simon Property Group, Inc. (REIT)	77,475

		337,596

	Road & Rail—0.5%
2,031	Burlington Northern Santa Fe Corp.	96,087
1,164	CSX Corp.	46,653
2,141	Norfolk Southern Corp.	77,483
1,405	Union Pacific Corp.	94,486

		314,709

	Semiconductor & Semiconductor Equipment—3.0%
2,085	Advanced Micro Devices, Inc. (b)	45,912
2,014	Altera Corp. (b)	41,690
2,031	Analog Devices, Inc.	74,984
9,176	Applied Materials, Inc. (b)	156,910
1,629	Applied Micro Circuits Corp. (b)	6,858
1,778	Broadcom Corp. (Class A) (b)	57,394
2,106	Freescale Semiconductor, Inc. (Class B) (b)	38,666
34,165	Intel Corp.	799,119
1,056	KLA-Tencor Corp. (b)	49,188
1,659	Linear Technology Corp.	64,303
2,038	LSI Logic Corp. (b)	11,168
1,760	Maxim Integrated Products, Inc.	74,606
3,291	Micron Technology, Inc. (b)	40,644
1,925	National Semiconductor Corp.	34,554
755	Novellus Systems, Inc. (b)	21,057
891	NVIDIA Corp. (b)	20,992
958	PMC-Sierra, Inc. (b)	10,777
1,036	Teradyne, Inc. (b)	17,685
9,336	Texas Instruments, Inc.	229,852
1,881	Xilinx, Inc.	55,772

		1,852,131

Shares		Value (Note 1)

	Software—4.2%
1,290	Adobe Systems, Inc.	$80,935
1,240	Autodesk, Inc.	47,058
1,194	BMC Software, Inc. (b)	22,208
916	Citrix Systems, Inc. (b)	22,469
3,163	Computer Associates International, Inc.	98,243
2,049	Compuware Corp. (b)	13,257
1,651	Electronic Arts, Inc. (b)	101,834
1,013	Intuit, Inc. (b)	44,582
458	Mercury Interactive Corp. (b)	20,862
58,743	Microsoft Corp.	1,569,026
2,031	Novell, Inc. (b)	13,709
27,711	Oracle Corp. (b)	380,195
1,414	Parametric Technology Corp. (b)	8,328
2,739	Siebel Systems, Inc. (b)	28,759
3,427	Symantec Corp. (b)	88,280
2,281	VERITAS Software Corp. (b)	65,123

		2,604,868

	Specialty Retail—2.4%
1,429	AutoNation, Inc. (b)	27,451
431	AutoZone, Inc. (b)	39,355
1,629	Bed Bath & Beyond, Inc. (b)	64,883
1,753	Best Buy Co., Inc.	104,163
1,055	Circuit City Stores, Inc.	16,500
2,198	Limited Brands, Inc.	50,598
4,176	Lowe’s Cos., Inc.	240,496
1,682	Office Depot, Inc. (b)	29,200
477	Officemax, Inc.	14,968
856	RadioShack Corp.	28,145
2,688	Staples, Inc.	90,612
4,737	The Gap, Inc.	100,045
11,866	The Home Depot, Inc.	507,153
764	The Sherwin-Williams Co.	34,097
783	Tiffany & Co.	25,033
2,604	TJX Cos., Inc.	65,439
1,159	Toys “R” Us, Inc. (b)	23,725

		1,461,863

	Textiles, Apparel & Luxury Goods—0.5%
1,020	Coach, Inc. (b)	57,528
660	Jones Apparel Group, Inc.	24,136
584	Liz Claiborne, Inc.	24,651
1,419	NIKE, Inc. (Class B)	128,689
313	Reebok International, Ltd.	13,772
603	VF Corp.	33,394

		282,170

	Thrifts & Mortgage Finance—1.8%
3,136	Countrywide Financial Corp.	116,063
3,727	Federal Home Loan Mortgage Corp.	274,680
5,230	Federal National Mortgage Association	372,428
1,656	Golden West Financial Corp.	101,712
523	MGIC Investment Corp.	36,040
1,860	Sovereign Bancorp, Inc.	41,943
4,718	Washington Mutual, Inc.	199,477

		1,142,343

See accompanying notes to schedule of investments and financial statements.

MSF II-10

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Schedule of Investments as of December 31, 2004

Common Stocks—(Continued)

Shares		Value (Note 1)

	Tobacco—1.3%
11,091	Altria Group, Inc.	$677,660
798	Reynolds American, Inc	62,723
895	UST, Inc.	43,058

		783,441

	Trading Companies & Distributors—0.1%
487	W.W. Grainger, Inc.	32,444

	Wireless Telecommunication Services—0.3%
6,005	Nextel Communications, Inc. (Class A) (b)	180,150

	Total Common Stocks (Identified Cost $57,384,780)	61,672,066

Short Term Investments—0.2%
Face Amount		Value (Note 1)

	Discount Notes—0.2%
$150,000	Federal Home Loan Bank Notes. 1.000%, 01/03/05	$149,992

	Total Short Term Investments (Identified Cost $149,992)	149,992

	Total Investments—99.9% (Identified Cost $57,534,772) (a)	61,822,058
	Other assets less liabilities	57,372

	Total Net Assets—100%	$61,879,430

See accompanying notes to schedule of investments and financial statements.

MSF II-11

Metropolitan Series Fund II

Notes to Schedule of Investments—December 31, 2004

(a) Federal Tax Information:

At December 31, 2004, the net unrealized appreciation on investments based on cost of $57,590,732 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$5,664,077
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,432,751)

Net unrealized appreciation	$4,231,326

(b) Non-Income Producing security.

Key to Abbreviations:

REIT — A Real Estate Investment Trust is a pooled investment vehicle which invests primarily in income-producing real estate or real estate related loans or interest.

MSF II-12

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Statement of Assets & Liabilities

December 31, 2004

Assets
Investments at value		$61,822,058
Cash		8,993
Receivable for:
Fund shares sold		163,171
Dividends and interest		81,165
Due from investment adviser		43,834

Total Assets		62,119,221
Liabilities
Payable for:
Fund shares redeemed	$43,361
Securities purchased	121,398
Accrued expenses:
Service and distribution fees	12,873
Other expenses	62,159

Total Liabilities		239,791

Net Assets		$61,879,430

Net assets consist of:
Capital paid in		$57,537,886
Accumulated net realized gains (losses)		54,258
Unrealized appreciation (depreciation) on investments		4,287,286

Net Assets		$61,879,430

Computation of offering price:
Class B
Net asset value and redemption price per share ( $61,879,430 divided by 5,706,909 shares outstanding)		$10.84

Identified cost of investments		$57,534,772

Statement of Operations

For the period January 2, 2004(a) through December 31, 2004

Investment Income
Dividends		$893,755
Interest		6,972

		900,727
Expenses
Management fees	$103,354
Service and distribution fees	103,351
Directors’ fees and expenses	22,835
Custodian	126,105
Audit and tax services	33,000
Legal	38,031
Printing	1,133
Registration	61,312
Insurance	1,539
Miscellaneous	2,124

Total expenses before reductions	492,784
Expense reimbursements	(261,272)	231,512

Net Investment Income		669,215

Realized and Unrealized Gain (Loss)
Realized gain (loss) on:
Investments—net		224,094
Unrealized appreciation (depreciation) on:
Investments—net		4,287,286

Net gain (loss)		4,511,380

Net Increase (Decrease) in Net Assets From Operations		$5,180,595

(a)	Commencement of operations.

See accompanying notes to financial statements.

MSF II-13

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Statement of Changes in Net Assets

For the period January 2, 2004(a) through December 31, 2004
From Operations
Net investment income	$669,215
Net realized gain (loss)	224,094
Unrealized appreciation (depreciation)	4,287,286

Increase (decrease) in net assets from operations	5,180,595

From Distributions to Shareholders
Net investment income	(670,060)
Net realized gain	(167,515)

Total distributions	(837,575)

Increase (decrease) in net assets from capital share transactions	57,436,410

Total increase (decrease) in net assets	61,779,430
Net Assets
Beginning of the period	100,000

End of the period	$61,879,430

Undistributed (Overdistributed) Net Investment Income
End of the period	$0

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	For the period January 2, 2004(a) through December 31, 2004
	Shares	Dollars
Sales	9,883,598	$100,045,518
Reinvestments	77,697	837,575
Redemptions	(4,264,386)	(43,446,683)

Net increase (decrease) derived from capital share transations	5,696,909	$57,436,410

(a)	Commencement of operations.

See accompanying notes to financial statements.

MSF II-14

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Financial Highlights

	For the period January 2, 2004(a) through December 31,
	2004
Net Asset Value, Beginning of Period	$10.00

Income From Investment Operations
Net investment income	0.12
Net realized and unrealized gain (loss) on investments	0.87

Total from investment operations	0.99

Less Distributions
Distributions from net investment income	(0.12)
Distributions from net realized capital gains	(0.03)

Total distributions	(0.15)

Net Asset Value, End of Period	$10.84

Total Return (%)	9.9	(b)
Ratio of operating expenses to average net assets (%)	0.56	(c)
Ratio of net investment income to average net assets (%)	1.61	(c)
Portfolio turnover rate (%)	42	(c)
Net assets, end of period (000)	$61,879
The ratios of operating expenses to average net assets without giving effect to the contractual expense agreement would have been (%)	1.19	(c)

(a)	Commencement of operations.
(b)	Periods less than one year are not computed on an annualized basis.
(c)	Computed on an annualized basis.

See accompanying notes to financial statements.

MSF II-15

Metropolitan Series Fund II

Notes to Financial Statements—December 31, 2004

1.	SIGNIFICANT ACCOUNTING POLICIES:

Metropolitan Series Fund II (the “Fund”) was organized as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated August 22, 2003, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Fund consists of one investment portfolio, the MetLife Stock Index Portfolio II (the “Portfolio”). Shares in the Fund are offered only to certain eligible qualified retirement plans and are not offered directly to the general public. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Investment Valuation:

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by independent pricing services selected by the relevant subadviser pursuant to authorization of the Board of Trustees of the Fund (the “Board”). Short term obligations with a remaining maturity of sixty days or less are stated at amortized cost value that approximates fair market value.

Equity securities traded on a national securities exchange or exchanges are valued at their last sale price on the principal trading market. Equity securities traded on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price (the “NOCP”). The NOCP is the last sale price if it falls between the spread of the last reported bid and asked prices. If the last reported bid and asked prices are above the last reported sale price, the NOCP will be the last reported bid price. If the last reported bid and asked prices are below the last reported sale price, the NOCP will be the last reported asked price. Equity securities traded on a national securities exchange or exchanges or on the NASDAQ National Market System for which there is no reported sale during the day, are valued at the last reported bid price. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for that security by the Board or its delegates. If no closing price is available, then such securities are valued by using the last reported bid price. Equity securities traded over-the-counter are valued at the last reported sales price.

Securities for which current market quotations are not readily available (including restricted securities, if any) and all other assets are valued at fair value as determined in good faith by the Portfolio’s subadviser acting under the supervision of the Board, although the actual calculations may be made by a pricing service selected by the Portfolio’s subadviser and approved by the Board.

The value of futures contracts will be the sum of the margin deposit plus or minus the difference between the value of the futures contract on each day the net asset value is calculated and the value on the date the futures contract originated, value being that established on a recognized commodity exchange, or by reference to other customary sources, with gain or loss being realized when the futures contract closes or expires.

Investment Transactions and Related Investment Income:

Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Repurchase Agreements:

The Portfolio, through the custodian or a subcustodian, receives delivery of the underlying securities collateralizing repurchase agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian’s vault, all securities held as collateral for repurchase agreements. It is the Fund’s policy that the market value of the collateral be at least equal to 100% of the repurchase price in the case of a repurchase agreement of one-day duration and 102% on all other repurchase agreements. The Portfolio’s subadviser is responsible for determining that the value of the collateral is at all times at least equal to the repurchase price. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed or limited.

Futures Contracts:

The Portfolio may buy and sell futures contracts (on recognized exchanges) on equity securities or stock indices as a hedge or to enhance return. Futures contracts are agreements to buy or sell a security, or deliver a final cash settlement price in connection

MSF II-16

Metropolitan Series Fund II

Notes to Financial Statements—December 31, 2004—(Continued)

with an index, interest rate, currency, or other contracts not calling for physical delivery, for a set price in the future. The Portfolio must post an amount equal to a portion of the total market value of the futures contract as futures variation margin, which is returned when the Portfolio’s obligations under the contract have been satisfied. From time to time thereafter, the Portfolio may have to post variation margin to maintain this amount as the market value of the contract fluctuates. Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Estimates and Assumptions:

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes:

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code and regulations hereunder applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions to Shareholders:

The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in capital.

2.	PURCHASES AND SALES:

For the period ended December 31, 2004, purchases and sales of securities (excluding short-term investments) were $74,867,067 and $17,706,381, respectively.

3.	INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:

Investment Management Agreements:

MetLife Advisers, LLC (“MetLife Advisers”) is the investment adviser to the Portfolio. The Fund has entered into an investment management agreement with MetLife Advisers. For providing investment management services to the Fund, MetLife Advisers receives monthly compensation at the annual rate of 0.25% of average daily net assets. Fees earned by MetLife Advisers for the period ended December 31, 2004 were $103,354.

Certain officers and directors of the Fund may also be officers of MetLife Advisers; however, such officers and directors receive no compensation from the Fund.

Metropolitan Life Insurance Company (“Metropolitan Life”) is the investment subadviser for the Portfolio. MetLife Advisers pays Metropolitan Life an investment subadvisory fee equal to the costs incurred by Metropolitan Life in providing subadvisory services to the Portfolio. Fees earned by Metropolitan Life for the period ended December 31, 2004 were $9,508.

Service and Distribution Fees:

The Fund has adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. Under the Distribution Plan, the Fund pays a fee to the Fund’s distributor, MetLife Securities, Inc. (the “Distributor”), which is used to compensate the Distributor (or its affiliates) and other broker-dealers and financial intermediaries involved in the offer and sale of Fund shares for promoting or selling and servicing the shares of the Portfolio. The fee under the Distribution Plan is calculated as a percentage of the Portfolio’s average daily net assets. Currently, the fee is limited to 0.25% per year. Amounts paid by the Portfolio for the period ended December 31, 2004 were $103,351.

MSF II-17

Metropolitan Series Fund II

Notes to Financial Statements—December 31, 2004—(Continued)

Expense Agreement:

Pursuant to an expense agreement relating to the Portfolio, MetLife Advisers has agreed to pay, until April 30, 2005, the operating expenses (not including amortization of expenses, brokerage costs, interest, taxes or extraordinary expenses) in excess of 0.56% of the average daily net assets of the Portfolio. This subsidy is subject to the obligation of the Portfolio to repay MetLife Advisers in future years, if any, when the Portfolio’s expenses fall below the stated expense limit that was in effect at the time of the subsidy in question; provided, however, that the Portfolio is not obligated to repay any expense paid by MetLife Advisers more than five years after the end of the fiscal year in which such expense was incurred. MetLife Advisers reimbursed $261,272 of Fund expenses for the period ending December 31, 2004.

As of December 31, 2004, the amount of expenses deferred for the Portfolio subject to repayment until December 31, 2009 was $261,272.

MSF II-18

Metropolitan Series Fund II

Report of Independent Registered Public Accounting Firm

The Board of Trustees of Metropolitan Series Fund II and Shareholders of MetLife Stock Index Portfolio II:

We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of MetLife Stock Index Portfolio II (the “Portfolio”) of Metropolitan Series Fund II (the “Fund”) as of December 31, 2004, and the related statements of operations, changes in net assets and financial highlights for the period from January 2, 2004 to December 31, 2004. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Portfolio constituting the Metropolitan Series Fund II as of December 31, 2004, the results of its operations, changes in its net assets, and the financial highlights for the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts

February 23, 2005

MSF II-19

Metropolitan Series Fund II

Trustees and Officers

The Board of Trustees and the Fund’s officers are listed below. Each Trustee is responsible for overseeing the Portfolio. There is no limit to the term a Trustee may serve.

Interested Trustees(1)

Each Trustee below is an “interested person” (as defined by the 1940 Act) in that Mr. McHaffie is an employee of, and Mr. Typermass, a former employee of, and currently consulting to, MetLife, which is an affiliate of MetLife Advisers, the investment adviser of the Fund.

Name, address	Age	Current position(s) with Fund	Position(s) held since	Principal occupations over past five years, including other Directorships(2)
Hugh C. McHaffie Metropolitan Life Insurance Company 501 Boylston Street Boston, MA 02116	45	Trustee, Chairman of the Board, President and Chief Executive Officer	2003	Senior Vice President, MetLife, since 1999; Chair of the Board of Managers, President and Chief Executive Officer, MetLife Advisers, since 2003; formerly, Senior Vice President, New England Zenith Fund (“Zenith Fund”)**; formerly, Vice President, Manufacturers Life North America.
Arthur G. Typermass 43 Chestnut Street Garden City, NY 11530	67	Trustee	1998	Formerly, Senior Vice-President and Treasurer, MetLife, 1997-1998.

Non-Interested Trustees(1)

Each Trustee below is not an “interested person” (as defined by the 1940 Act).

Name, address	Age	Current position(s) with Fund	Position(s) held since	Principal occupations over past five years, including other Directorships(2)
Steve A. Garban† 226 Harris Drive State College, PA 16801	67	Trustee	1993	Formerly, Chief Financial Officer, Senior Vice President Finance and Operations and Treasurer (Emeritus), The Pennsylvania State University.
Linda B. Strumpf Ford Foundation 320 E. 43rd Street New York, NY 10017	57	Trustee	2000	Vice President and Chief Investment Officer, Ford Foundation.
Michael S. Scott Morton† Massachusetts Institute of Technology (“MIT”) 50 Memorial Drive Cambridge, MA 02138	67	Trustee	1993	Jay W. Forrester Professor of Management (Emeritus) at Sloan School of Management, MIT.
Toby Rosenblatt† 3409 Pacific Avenue San Francisco, CA 94118	66	Trustee	2001	President, since 1999, and formerly, Vice President, Founders Investments, Ltd.
H. Jesse Arnelle 400 Urbano Drive San Francisco, CA 94127	71	Trustee	2001	Counsel, Womble Carlyle Sandrie & Rice; Director, Textron Inc. (global multi-industry company)*; Director, Gannet Co. Inc. (diversified news and information company)*; formerly Director, Eastman Chemical Company (global chemical company)*; Director, Waste Management, Inc.*; Director, Armstrong Holdings Inc. (parent company of floor and ceiling products business)*; Director, FPL Group Inc. (public utility holding company)*; Director, URS Corporation (engineering design services firm)*.

MSF II-20

Metropolitan Series Fund II

Trustees and Officers—(Continued)

Name, address	Age	Current position(s) with Fund	Position(s) held since	Principal occupations over past five years, including other Directorships(2)
Nancy Hawthorne 60 Hyslop Road Brookline, MA 02445	53	Trustee	2003	Director, Avid Technologies (computer software company)*; Board of Advisors, L. Knife & Sons, Inc. (beverage distributor); Chief Executive Officer, Clerestory LLC (corporate financial advisor); formerly, Director, Zenith Fund**; formerly, Chief Executive Officer and Managing Partner, Hawthorne, Krauss and Associates (corporate financial advisor); formerly, Chief Financial Officer and Executive Vice President, Continental Cablevision, subsequently renamed MediaOne (cable television company); formerly, Director, Life F/X, Inc.; formerly, Chairman of the Board, WorldClinic (distance medicine company); formerly, Director, Perini Corporation (construction)*; formerly, Director, CGU (property and casualty insurance company); formerly, Director, Beacon Power Corporation (energy)*.
John T. Ludes 57 Water Street Marion, MA 02738	66	Trustee	2003	Formerly, Director, Zenith Fund**; formerly, Vice Chairman, President and Chief Operating Officer, Fortune Brands/American Brands (global conglomerate); formerly, President and CEO, Acushnet Company (athletic equipment).

Officers(1)

Name, address	Age	Current position(s) with Fund	Position(s) held since	Principal occupations over past five years(2)
Leonard M. Bakal Metropolitan Life Insurance Company One MetLife Plaza 27-01 Queens Plaza North Long Island City, NY 10010	60	Senior Vice President, Chief Compliance Officer	2004	Senior Vice President and Chief Compliance Officer, MetLife Advisers, since 2004; Vice President Compliance Director and Money Laundering Compliance Officer, Metropolitan Life Insurance Company; Vice President and Compliance Director, MetLife Securities, Inc.
John F. Guthrie, Jr. MetLife Advisers, LLC 501 Boylston Street Boston, MA 02116	61	Senior Vice President	2002	Manager and Senior Vice President, MetLife Advisers; Vice President, MetLife; formerly, Senior Vice President, Zenith Fund**.
Peter H. Duffy MetLife Advisers, LLC 501 Boylston Street Boston, MA 02116	49	Vice President and Treasurer	2000	Senior Vice President, MetLife Advisers, since December 1998; Vice President, MetLife; formerly, Vice President and Treasurer, Zenith Fund**.
Thomas M. Lenz MetLife Advisers, LLC 501 Boylston Street Boston, MA 02116	46	Vice President and Secretary	2002	General Counsel and Secretary, MetLife Advisers, since 1998; Assistant General Counsel, MetLife; formerly, Vice President and Secretary, Zenith Fund**.
Thomas C. McDevitt MetLife Advisers, LLC 501 Boylston Street Boston, MA 02116	49	Vice President	2002	Formerly, Vice President, Zenith Fund**.
Daphne Thomas-Jones Metropolitan Life Insurance Company One MetLife Plaza 27-01 Queens Plaza North Long Island City, NY 10010	49	Vice President	2000	Vice President, since 2004, and formerly, Assistant Vice President and Director, MetLife.
Thomas E. Lenihan Metropolitan Life Insurance Company 10 Park Avenue Morristown, NJ 07962	50	Senior Vice President	2004	Managing Director, Investments Department, MetLife.

MSF II-21

Metropolitan Series Fund II

Trustees and Officers—(Continued)

*	Indicates a Directorship with a registered investment company or a company subject to the reporting requirements of the Securities Exchange Act of 1934, as amended.
**	Following its merger into the Fund on May 1, 2003, the Zenith Fund deregistered as an investment company with the SEC on January 29, 2004.
(1)	Each Trustee of the Fund also serves as Director of Metropolitan Series Fund, Inc. (“Met Series Fund”), a registered investment company advised by MetLife Advisers. Each officer of the Fund serves in the same position with Met Series Fund, which consists of thirty-three portfolios.
(2)	Previous positions during the past five years with the Fund, MetLife, MetLife Advisers, Zenith Fund, New England Financial, New England Funds, L.P., or New England Securities Corporation (“NES”) are omitted if not materially different.
(†)	Serves as a trustee, Director and/or officer of one or more of the following companies, each of which has a direct or indirect advisory relationship with MetLife Advisers or its affiliates: State Street Research Financial Trust, State Street Research Income Trust, State Street Research Money Market Trust, State Street Research Institutional Funds, State Street Research Capital Trust, State Street Research Master Investment Trust, State Street Research Equity Trust, State Street Research Securities Trust and State Street Research Exchange Trust (the “State Street Research Funds”).

MSF II-22

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling (800) 446-8638 and (ii) on the Scurrilities and Exchange Commission’s (SEC) website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the period ended December 31, 2004 is available (i) without charge, upon request, by calling (800) 446-8638 and (ii) on the SECs website at http://www.sec.gov.

The Fund files with the SEC a complete schedule of its portfolio holdings, as of close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)

Item 2.	Code of Ethics.

As of December 31, 2004, the registrant has adopted a “code of ethics” (as such term is defined in the instructions to Item 2 of Form N-CSR) that applies to the registrant’s principal executive officer and principal financial and accounting officer. There were no substantive amendments or waivers to this code of ethics during the period covered by this report.

Item 3.	Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that Steve A. Garban, John T. Ludes and Linda B. Strumpf are “audit committee financial experts” (as such term is defined in the instructions to Item 3 of Form N-CSR). Each of these individuals is “independent” for purposes of Item 3 of Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

(a) – (d)

Fees for Services Rendered to the Registrant*

Fiscal Year	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
2003	$0	$0	$0	$0
2004	$20,030	$0	$2,029	$0

*	The registrant registered as an investment company under the Act on August 26, 2003 and commenced operations on January 2, 2004.

Tax Fees represent fees for services rendered to the registrant for tax return preparation and review of and participation in determining required income and capital gains distributions.

There were no fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(e)(1) The registrant’s Audit Committee has established pre-approval procedures pursuant to paragraph (c)(7)(i)(B) of Rule 2-01 of Regulation S-X, which include regular pre-approval procedures and interim pre-approval procedures. Under the regular pre-approval procedures, the Audit Committee pre-approves at its regularly scheduled meetings audit and non-audit services that are required to be pre-approved under paragraph (c)(7) of Rule 2-01 of Regulation S-X. Under the interim pre-approval procedures, any member of the Audit Committee who is an independent Trustee is authorized to pre-approve proposed services that arise between regularly scheduled Audit Committee meetings and that need to commence prior to the next regularly scheduled Audit Committee meeting. Such Audit Committee member must report to the Audit Committee at its next regularly scheduled meeting on the pre-approval decision.

(e) (2)	Not applicable.

(f)	Not applicable.

(g)

Fiscal Year	Aggregate Non-Audit Fees
2003	$9,500,000
2004	$9,800,000

The amounts set out above represent the aggregate non-audit fees billed by the registrant’s accountant to MetLife, Inc., and include, among other non-audit fees, non-audit fees for services rendered to the registrant and rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h) The Audit Committee of the registrant’s Board of Trustees considered the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X and concluded that such services are compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments.

Included in reports to stockholders under Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Board of Trustees since the registrant last provided disclosure in response to this Item.

Item 10.	Controls and Procedures.

(a) The President and Treasurer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of such procedures provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There has been no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11.	Exhibits.

(a)	(1) Code of Ethics (as defined in Item 2(b) of Form N-CSR).

(2)	Certifications required by Rule 30a-2(a) under the Act.

(3)	Not applicable.

(b)	Certification required by Rule 30a-2(b) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

METROPOLITAN SERIES FUND II

By:	/s/ Hugh C. McHaffie
Name:	Hugh C. McHaffie
Title:	President
Date:	3/3/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hugh C. McHaffie
Name:	Hugh C. McHaffie
Title:	President
Date:	3/3/05

By:	/s/ Peter H. Duffy
Name:	Peter H. Duffy
Title:	Treasurer
Date:	3/3/05

EXHIBIT LIST

Exhibit 11	(a)(1):	Code of Ethics

Exhibit 11	(a)(2)(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Act

Exhibit 11	(a)(2)(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Act

Exhibit 11	(b):	Certification required by Rule 30a-2(b) under the Act